Label		Element	Value
Miles Funds, Inc. Institutional Money Market Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Miles Funds, Inc. Institutional Money Market Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective Goals
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock

The investment objectives of the Fund are safety of principal and liquidity, and to the extent consistent with these objectives, maximum current income. The Fund is a “money market fund” that seeks to maintain a stable net asset value of $1.00 per share. The Fund accepts investments from “Educational Institutions” qualified to invest in SEC-registered money market funds under all applicable federal and state laws and regulations.

Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Transaction Expenses (Fees paid directly from your investment) NONE
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage value of your investment)
Expense Example [Heading]		rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The Expense Example below is provided to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. The Expense Example assumes that you invest $10,000 in the Fund for the periods indicated. As you pay no redemption fees or charges if you redeem your shares, the costs are the same if you do or do not redeem your shares at the end of the period. The Expense Example also assumes that your investment has a 5 percent return each year and that the Fund’s total operating expenses (not accounting for the voluntary waivers and fee reimbursements) stay the same. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	EXPENSE EXAMPLES
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund pursues its objectives by maintaining a portfolio of high-quality money market securities. The Fund primarily invests in:

•      U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities;

•      certificates of deposit and bankers’ acceptances issued by U.S. banks and obligations of other banks or savings and loans insured by the FDIC and credit unions insured by NCUA; and

•      repurchase agreements collateralized by the types of securities listed above.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are interest rate risk, credit risk and security selection risk. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and should not expect that the sponsor will provide financial support to the Fund at any time.

•      Interest Rate Risk. This is the risk that returns will fluctuate more than expected because of changes in the level of interest rates.

•      Credit Risk. This is the risk associated with the ability of the firm that issues or guarantees securities to meet its obligations on those securities or guarantees.

•      Security Selection Risk. This risk is the possibility that the choices in selecting securities do not perform as well as alternative securities.

Risk Money Market Fund [Text]		rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Chart
Bar Chart Footnotes [Text Block]		rr_BarChartFootnotesTextBlock	*Partial year annualized for graphical comparison
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

The Fund commenced operations on March 7, 2005.  The total return for the quarter ended June 30, 2015 was 0.02 percent. During the period shown in the bar chart, the highest return for a quarter was 1.30 percent (quarter ending 9/30/06) and the lowest return for a quarter was 0.002 percent (quarter ending 3/31/14).

Year to Date Return, Label		rr_YearToDateReturnLabel	The total return for the quarter ended
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	the highest return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2006
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	the lowest return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	0.002%
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock	To obtain current yield information for the Fund, please call 866-720-2995.
Caption		rr_AverageAnnualReturnCaption	Average Annual Total Return as of 12/31/14
Money Market Seven Day Yield Phone		rr_MoneyMarketSevenDayYieldPhone	866-720-2995
Miles Funds, Inc. Institutional Money Market Fund | Institutional Money Market Fund
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.20%
Acquired funds fees and expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Fund Operating Expenses	[1]	rr_ExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	129
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	225
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 508
Annual Return 2005		rr_AnnualReturn2005	3.16%
Annual Return 2006		rr_AnnualReturn2006	4.92%
Annual Return 2007		rr_AnnualReturn2007	4.98%
Annual Return 2008		rr_AnnualReturn2008	2.29%
Annual Return 2009		rr_AnnualReturn2009	0.45%
Annual Return 2010		rr_AnnualReturn2010	0.18%
Annual Return 2011		rr_AnnualReturn2011	0.07%
Annual Return 2012		rr_AnnualReturn2012	0.03%
Annual Return 2013		rr_AnnualReturn2013	0.01%
Annual Return 2014		rr_AnnualReturn2014	0.01%
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	0.06%
Average Annual Returns, Since Inception	[3]	rr_AverageAnnualReturnSinceInception	1.57%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 07, 2005

[1]	The Fund's Adviser is currently voluntarily waiving all or a portion of management fees and other expenses such that total fund operating expenses are currently accruing at 0.19 percent. The Adviser may eliminate all or part of waivers or payments at any time.
[2]	The Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund did not invest in any acquired funds in the fiscal year ending March 31, 2015.
[3]	Inception Date 03/07/05, total return is annualized.